DEBT (Details Narrative) - USD ($)																			1 Months Ended																		3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Jan. 17, 2023	Sep. 15, 2022	Sep. 07, 2022	Sep. 03, 2022	Sep. 03, 2022	Aug. 05, 2022	Jul. 15, 2022	Jul. 11, 2022	Jul. 05, 2022	Jun. 13, 2022	Jun. 06, 2022	Apr. 11, 2022	Jan. 04, 2022	Aug. 10, 2021	Jul. 02, 2021	Apr. 09, 2020	May 08, 2019	May 02, 2019	Feb. 28, 2023	Feb. 14, 2023	Jan. 26, 2023	Jan. 13, 2023	Oct. 20, 2022	Sep. 02, 2022	Jun. 29, 2022	Jun. 08, 2022	May 23, 2022	Apr. 30, 2022	Apr. 21, 2022	Apr. 18, 2022	Jan. 28, 2022	Nov. 24, 2021	Jul. 31, 2021	Jan. 25, 2021	Sep. 25, 2019	Apr. 16, 2016	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022	Oct. 31, 2021	Apr. 23, 2020	Jan. 31, 2023	Jan. 31, 2022	Apr. 30, 2022	Dec. 09, 2021	Apr. 30, 2021	Apr. 30, 2021	Feb. 15, 2023	Feb. 06, 2023	Feb. 03, 2023	Jan. 27, 2023	Dec. 01, 2022	Nov. 29, 2022	Nov. 09, 2022	Sep. 14, 2022	Sep. 01, 2022	Aug. 26, 2022	Aug. 22, 2022	Jul. 18, 2022	Jul. 13, 2022	Jun. 28, 2022	Jan. 13, 2022	Nov. 04, 2021	Aug. 04, 2021	Mar. 17, 2021	Sep. 10, 2020	Aug. 12, 2020	May 02, 2020	Mar. 05, 2020	Aug. 23, 2018	May 17, 2018	Aug. 04, 2016	Apr. 30, 2016	Apr. 14, 2016	Nov. 18, 2015
Amended price of per share																												$ 0.021																$ 0.021														$ 0.021	$ 0.0168
Amount converted to note payable including accrued interest per share																																																							$ 0.0168
Interest expense																																											$ 13,479	$ 39,178			$ 35,069
Accrued interest						$ 21,804																	$ 37,375
Warrants issued debt discount																											$ 274,962			$ 279,362
Aggregate principal amount										$ 100,000								$ 100,000									560,000			560,000
Notes payable																		85,450							$ 3,000			$ 357,300									$ 552,300	$ 30,000				$ 552,300		357,300		$ 332,300	332,300																									$ 35,000			$ 100,000
Debt discount balance amount						$ 315,000																						115,200										1,703						115,200
Payment of OID																											56,000			56,000													56,000
Debt issuance costs							$ 3,000																				$ 35,240			$ 35,240												35,240
Notes issued to lender description																											the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.025 per share			the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 13,350,000 shares of common stock of the Company at an exercise price of $0.025 per share
OID, debt discount cost and warrants																											$ 366,202			$ 370,602												366,202
Amortization of debt discounts			$ 1,981	$ 5,000																								88,495									756	3,297				1,019
Payment to lenders																													$ 475,000
Purchase of football equipment																													$ 450,000
Liability of options conversion																												446,862																446,862
Net proceeds from issuance of note																											$ 468,760
Put premium balance																												4,560																4,560
Late fee																																										1,750
Description of warrants calculations																											The warrant calculations used the following assumptions: (1) 3- year term warrants - stock price $0.022, warrant exercise price $0.025, expected term of 3 years, expected volatility of 283% and discount rate of 1.07%			warrant calculations used the following assumptions: (1) 3- year term warrants - stock price $0.0227, warrant exercise price $0.025, expected term of 3 years, expected volatility of 314% and discount rate of 0.82% and (2) 5- year term warrants - stock price $0.0227, warrant exercise price $0.035, expected term of 5 years, expected volatility of 317% and discount rate of 0.82%. The debt discount for the warrants will be amortized over the one-year term of the Note
Interest expense																																					13,872		$ 10,760			42,552	30,900
Accrued interest notes payable																				$ 5,605																								139,995		100,817
Convertible unsecured promissory note																												269,112									$ 506,748					$ 506,748		269,112		$ 351,595	$ 351,595
Exercise price																																					$ 0.003					$ 0.003
Convert of the principal amount	$ 31,500																					$ 43,337	$ 10,637								$ 7,200
Amount converted into shares	47,269,303
Principal balance of promissory note	$ 23,500
Expected Remaining Term																																										5 years
Volatility																																										323.00%
Allocated warrants value																																						274,962				$ 144,515
Principal amount, conversion			$ 5,000				$ 40,000												$ 177,841
Amortization of debt discounts balance, amount	$ 1,981
Put premium, additional paid in capital																																					$ 16,951					16,951
Remaining put premium balance																																					12,654					12,654
Stock Price		$ 0.0007																			$ 0.00045																																			$ 0.0007
Debt Discount																		2,150										$ 0									$ 31,714					$ 31,714		$ 0
Common stock, par value		$ 0.001																		$ 0.001	$ 0.001		$ 0.001				$ 0.001	$ 0.001		$ 0.001							$ 0.001					$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001			$ 0.001													$ 0.001
Interest rate of the lower, per annum				22.00%								22.00%															12.00%			12.00%												22.00%
Principal amount																																					$ 3,251					$ 232,300
Convertible promissory note principal amount																																												$ 1,750
Amortization of the debt discounts																																						92,302
Interest Expense																										$ 29,642											762	14,605		$ 10,746		7,067
Accrued interest notes payable																																					$ 1,663					$ 2,748		$ 141,996
Convertible promissory note percentage																																												10.00%
Note conversion fee																							$ 3,500
Convertible into shares of comman stock																						132,533,607	73,588,085
Debt instrument converted principal amount																			$ 25,275	$ 4,445
Common stock shares						73,010,363																						527,327,424									1,214,831,545					1,214,831,545		527,327,424		419,562,102	419,562,102
Additional paid in capital																												$ 26,477,739									$ 26,408,756					$ 26,408,756		$ 26,477,739		$ 24,325,517	$ 24,325,517
Payment amount description																											amount then outstanding plus accrued interest (including any default interest) multiplied by 125%			amount then outstanding plus accrued interest (including any default interest) multiplied by 125												125% of principal amount plus accrued interest		125% of principal amount plus accrued interest
Brokerage commission																																										$ 11,200
Description of evaluation stock																																										evaluated the 1,000,000 shares of stock issued and calculated the relative fair value between the note and the stock on the issue date utilizing the $0.0215 trading price of the stock on July 15, 2022, the date of issuance. As a result, the Company allocated $18,953 to the stock which was recorded as a debt discount with an offset to additional paid in capital
Debt discounts																		$ 2,150																								$ 70,153
Discreption of monthly payment			least 10:1 (10 outstanding shares of Common Stock being converted into 1 share of Common Stock in the reverse stock split), if the Trading Price (as defined below) for the Common Stock is below $0.001/share for more than 10 trading days				seven equal monthly payments of thirty-one thousand, four hundred twenty-eight dollars and fifty-seven cents ($31,428.57), commencing on December 15, 2022 and continuing on the 15th day of each month thereafter until paid in full not later than July 15, 2023 (the "Maturity Date".
Stock trading price										$ 0.0215
Accrued interest																												367,756									315,849					315,849		$ 367,756		338,251	338,251
Debt issue costs																											$ 35,240
Note payable																																																$ 200,000					$ 30,000
Debt instrument converted shares																			97,896,638
Converted accrued interest																																																		$ 17,841			25,200	$ 14,913
Administrative fees						$ 7,000
Convertible secured promissory note																												429,385									877,341					877,341		429,385		133,333	133,333
Convertible unsecured promissory note																																																					560,000	$ 560,000
Repaid note payable																																										$ 5,000		30,000
Volatility																																										316.00%
Convertible redeemable promissory note face value																				$ 512,218																													$ 30,000
Discount rate																																										0.06%
Offset to additional paid in capital		$ 1,873,583																									$ 274,962					$ 501,951
Conversion option liability																												$ 0									$ 2,747,389					$ 2,747,389		$ 0
Warrant exercise Price																												$ 0.0058		$ 0.0058							$ 0.042					$ 0.042		$ 0.0058
Conversion of convertible secured promissory note, amount																																											13,198	$ 13,198			30,000
May 2, 2019 [Member]
Interest expense																																					$ 277		0			$ 890	0
Convertible Unsecured Promissory Note [Member]
Common stock, par value						$ 0.001		$ 0.001	$ 0.001																		$ 0.001																																		$ 0.001
Debt issue costs									$ 23,744																847		$ 58,202
Convertible Debt January 25 2021 [Member]
Accrued interest notes payable																																		$ 1,183										1,221		2,790
Debt instrument converted principal amount																																												6,000
Convertible Debts January 25 2021 [Member]
Accrued interest notes payable																																										1,183
Debt instrument converted principal amount																																										6,000
Convertible Unsecured Promissory Note January 4, 2022 [Member]
Interest expense																																												$ 1,398
Convertible promissory note percentage																																												8.00%
Debt discount balance 1																												$ 2,046																$ 2,046
Fixed monetary amount																												84,615																84,615
Debt instrument converted principal amount																																												55,000
Net proceeds working capital																																												$ 52,000
Interest rate																																												22.00%
Debt conversion, description																																												The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability																												29,615																$ 29,615
Debt issue costs																																												3,000			3,000
Unsecured Promissory Note [Member]
Accrued interest notes payable																																												15,038		12,263
Convertible Unsecured Promissory Note February 3 2021 [Member]
Debt discount balance																																												1,537
Accrued interest																												1,454																1,454																				$ 2,750
Convertible promissory note principal amount																																												$ 55,000
Convertible promissory note percentage																																												10.00%
Fixed monetary amount																																														84,615	84,615
Debt instrument converted principal amount														$ 55,000
Net proceeds working capital																																												$ 52,000
Debt conversion, description																																												The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”)
Offset Put premium liability																																														29,615	29,615
Debt issue costs																																															3,000
Convertible Unsecured Promissory Note March 17 2021 [Member]
Debt discount balance																																															3,000
Accrued interest																												1,549																$ 1,549																					$ 2,050
Convertible promissory note percentage																																												10.00%
Fixed monetary amount																																																																				$ 63,077
Debt instrument converted principal amount																																												$ 41,000
Net proceeds working capital																																												$ 38,000
Debt conversion, description																																												The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability																												$ 22,077																$ 22,077																					$ 22,077
Debt issue costs																																															3,000
Convertible Unsecured Promissory Note May 3 2021 [Member]
Interest expense																																												$ 2,400
Accrued interest																																																															$ 2,400
Common stock, par value																												$ 0.001																$ 0.001
Convertible promissory note percentage																																												10.00%
Fixed monetary amount																																																																				$ 80,000
Debt instrument converted principal amount																																									$ 48,000
Net proceeds working capital																																												$ 45,000
Debt conversion, description																																												The Conversion Price is equal to Sixty Percent (60%) of the of the average of the two lowest trades of the Common Stock during the fifteen (15) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability																																														32,000	32,000
Debt issue costs																																												$ 3,000		3,000
Debt instrument converted shares																																												7,098,592
Convertible Unsecured Promissory Note June 7 2021 [Member]
Interest expense																																												$ 2,650
Debt discount balance																																												$ 3,000	$ 1,800
Accrued interest																																													$ 2,650
Convertible promissory note percentage																																												10.00%
Fixed monetary amount																																														88,333	88,333
Debt instrument converted principal amount																																												$ 53,000
Net proceeds working capital																																												$ 50,000
Debt conversion, description																																												Conversion Price is equal to Sixty Percent (60%) of the of the average of the two lowest trades of the Common Stock during the fifteen (15) trading Days immediately preceding a conversion date (“Conversion Price”).
Offset Put premium liability																																														35,333	35,333
Unsecured Note Payable [Member]
Accrued interest																												$ 32,560																$ 32,560
Outstanding balance																																												37,500
Interest rate																																																																									5.00%
Common stock shares																																																																									175,127
Convertible Unsecured Promissory Notes September 1 2022 [Member]
Debt discount balance				$ 47,089	$ 47,089
Accrued interest notes payable				$ 1,085																														$ 1,183								$ 2,748
Exercise price																																					$ 0.0007					$ 0.0007
Expected Remaining Term																																										5 days
Volatility																																										323.00%
Stock Price																																					$ 0.00165					$ 0.00165
Discount rate																																										$ 2.88
Convertible promissory note percentage				12.00%																				12.00%
Net proceeds working capital				$ 43,530																				$ 43,530
Debt conversion, description				The conversion price is $0.0007 per share and conversion is not permitted for a minimum of six (6) months from the closing date of the Note and the Company will ensure that common stock is reserved for issuance on a 1.5 to 1 basis. If an Event of Default exists at any time after the Issue Date hereof, but prior to the Conversion Date has existed, the Company shall pay to the lender an amount equal to the principal amount then outstanding plus accrued interest (including any default interest) multiplied by 125%.
Debt issue costs				$ 5,970	5,500								$ 3,000											5,970											$ 5,500												3,000
Debt instrument converted principal amount				55,000																				55,000
Administrative fee				$ 1,750	$ 1,750																			1,750
Repaid Debt conversion, description				In relation to the Note, the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 30,000,000 shares of common stock of the Company at an exercise price of $0.0007 per share and (2) cancellable five (5) year term to acquire 47,000,000 shares of common stock of the Company at an exercise price of $0.035 per share. The 47,000,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity.																																From March 4, 2022 to April 8, 2022, the Company repaid $12,500 of principal resulting in an outstanding principal balance of $37,500 at April 30, 2022. From May 10, 2022 to June 8, 2022, the Company repaid $5,000 of principal resulting in an outstanding principal balance of $32,500 at October 31, 2022.
Offset to additional paid in capital																					$ 142,806			35,619													$ 2,665
Remaining debt discount balance				$ 7,740
May 7 2020 to August 17 2020 Member
Offset Put premium liability																												4,560												9,250				4,560
Put premium liability																												4,690												57,417				4,690
May 17, 2019 [Member]
Interest expense																																												6,687			14,400
Accrued interest																												44,806																44,806		38,119	38,119
August 3, 2021 and September 15, 2021 and November 5, 2021 [Member]
Debt discount balance																																												16,690
Principal amount																																185,000
Convertible promissory note principal amount																																												750,000
Debt issue costs																																												16,900
Proceeds from common stock shares																																												150,100
Convertible secured promissory note																												$ 185,000																185,000		18,000	18,000
July 15 ,2022 [Member]
Notes payable																$ 30,000																																																					$ 25,000
Proceeds from issuance of convertible promissory notes																																			55,284
Total debt cancelled											$ 7,221
January 31, 2023 [Member]
Debt discount balance																																					13,058					$ 28,671
Aggregate principal amount							$ 53,000																							$ 560,000
Notes payable																$ 30,000																	$ 55,000				552,300					552,300																									$ 30,000		$ 25,000
Amortization of debt discounts																																												$ 954
Net proceeds from issuance of note																														468,760
Accrued interest notes payable								$ 2,200
Convertible unsecured promissory note																																																																										$ 50,000
Exercise price																												$ 0.0067																$ 0.0067
Principal amount, conversion																																			9,216
Common stock, par value																															$ 0.001
Principal amount																																315,000										232,300
Convertible promissory note principal amount																																										150,000
Debt discount balance 1																												$ 2,046																$ 2,046
Fixed monetary amount																																					84,615					84,615
Debt instrument converted principal amount													55,000																													55,000
Interest rate																24.00%																																																			10.00%	10.00%	10.00%		10.00%
Additional paid in capital																												24,960																24,960
Proceeds from issuance of convertible promissory notes							$ 160,000																												$ 55,284							$ 121,750
Total debt cancelled											7,221
Discreption of monthly payment																																										in seven equal monthly payments of thirty-one thousand, four hundred twenty-nine dollars ($31,429), commencing on December 15, 2022 and continuing on the 15th day of each month thereafter until paid in full not later than July 15, 2023 (the “Maturity Date”.
Interest Expense								2,046			$ 1,221																										$ 1,386		1,386			$ 4,158	4,158
Net proceeds working capital		50,000											$ 52,000																													$ 52,000
Interest rate							10.00%									8.00%																			8.00%							22.00%
Common stock par value																																					$ 0.001					$ 0.001
Debt conversion, description																																										The Conversion Price is equal to Sixty Five Percent (65%) of the of the average of the three lowest trades of the Common Stock during the ten (10) trading Days immediately preceding a conversion date (“Conversion Price”).
Issuance shares of common stock																																										5,000,000
Amortization of the debt discounts																																					$ 17,682					$ 38,439
Accrued expenses late fee																																					5,400					$ 5,400
Stock trading price																																										$ 0.0215
Outstanding balance																												50,000									45,000					$ 45,000		50,000
Offset Put premium liability							$ 28,538																		29,615
Interest rate ranging																																										from no interest to 8% annually
Debt outstanding																																					91,802					$ 91,802
Accrued interest																																					183,602					183,602
Debt issue costs																																			$ 5,500				3,000			$ 3,000
Debt instrument converted shares																																										162,610
Convertible secured promissory note																																					$ 53,333		18,000			$ 53,333	18,000
Common stock shares issuable of conversion of debt																																					22,354,694					22,354,694
Promissory principal amount																																										$ 11,517
Promissory balance																																										138,483
Put premium liability																																					$ 11,201					11,201
Convertible redeemable promissory note face value							200,000																					16,802							70,000		16,802					$ 16,802		16,802												$ 30,000
Convertible principal divided		$ 81,538
Conversion price description																																										The Conversion Price is equal to the lower of (1) the lowest trade during the previous twenty-five (25) trading days or (2) Sixty-One Percent (61%) of the of the lowest trade during the twenty-five (25) trading days immediately preceding a conversion date. The Conversion Price is subject to “full ratchet” and other customary anti-dilution protections. The promissory note contains customary affirmative and negative covenants of the Company. Additionally, the Company issued the lender a common stock purchase warrant with a three (3) year term to acquire 1,500,000 shares of common stock at an exercise price of $0.10 per share.
Volatility1																																										383.00%
Interest payable in seven equal monthly payments							31,429
Proceeds from convertible secured promissory note																																255,820
Purchase of office equipment																																										$ 11,000
Common stock issued in exchange											2,600,000
Notes payable principal balance											$ 6,000
Par value of shares issued on conversion											2,600
Offset to additional paid in capital											4,621																	416,049
Conversion option liability																																					192,016					192,016
Amortization debt discount																																					11,869
Gain on conversion																																										5,492
Conversion price																																																																									$ 0.30
Notes payable, net of original issue discount																																																																									$ 50,000
Other income (expense)																																							209,353				213,889
Reclassified Amount																																					42,132					42,132
Stock Issued During Period, Shares, Conversion of Convertible Securities																															1,000,000
Convertible secured promissory notes payable														$ 24,002																									80,000				80,000
Conversion option liability to additional paid in capital																																										197,508
Put premium liability reclassified to additional paid in capital																												4,690																4,690
First note principal amount																												$ 6,000																6,000
First note accured interest																																																														$ 2,648
Conversion of convertible secured promissory note, amount																																										5,998
Payment for penalty																																										250
April 14, 2016 [Member]
Interest expense																																					409					1,245	1,890
Accrued interest notes payable																																										16,283		15,038
January 26, 2023 [Member]
Stock Price																					$ 0.00045
October 20 ,2022 [Member]
Debt discount balance																																										81,520
Amortization of the debt discounts																																										199,008
August 5, 2022 [Member]
Debt discount balance																																										0
September 15, 2022 One [Member]
Stock Price		$ 0.0007
Offset to additional paid in capital		$ 221,380
Convertible Secured Promissory Note - September 1, 2022 [Member]
Amortization of stock debt discount, amount																																										19,609
Warrants issued debt discount																																										27,480
October 31 ,2022 [Member]
Interest expense								2,046			1,221																											1,386		$ 1,386
Debt discount balance				36,194																																		13,058
Aggregate principal amount							53,000																							560,000
Notes payable																$ 30,000																						582,300																													$ 30,000		$ 25,000
Amortization of debt discounts																																												$ 954
Net proceeds from issuance of note																														$ 468,760
Accrued interest notes payable								2,200
Exercise price																												$ 0.0067																$ 0.0067
Repaid												$ 5,000														$ 5,000
Accrued interest																												$ 10,529										13,301						$ 10,529											$ 7,345
Principal amount, conversion																																			9,216
Stock Price																																								$ 0.0012
Debt Discount																																																								5,000				$ 51,807
Debt discount balance 1																												2,046																2,046
Fixed monetary amount																																						84,615
Interest rate																24.00%																																																				10.00%	10.00%				5.00%
Additional paid in capital																												24,960																24,960
Proceeds from issuance of convertible promissory notes				$ 25,000			$ 160,000																												$ 55,284
Total debt cancelled											$ 7,221
Interest rate				22.00%			10.00%									8.00%																			8.00%
Common stock par value														$ 0.001
Accrued expenses late fee																																						5,400
Outstanding balance																												50,000										45,000						50,000
Offset Put premium liability							$ 28,538																		$ 29,615
Debt outstanding																												1,786,569										91,802						1,786,569
Debt issue costs																																			$ 5,500					$ 3,000							$ 3,000
Expected term																																		3 years													9 years
Debt instrument, interest rate per annum																																																																				24.00%
Convertible secured promissory note																																						53,333
Common stock shares issuable of conversion of debt																																								22,354,694
Put premium liability																												11,201										66,667						11,201
Convertible redeemable promissory note face value							200,000																					16,802							$ 70,000									16,802												$ 30,000
Convertible principal divided																																						100,000
Interest payable in seven equal monthly payments							$ 31,429																															6,145
Proceeds from convertible secured promissory note																																315,000
Lender Paid																																217,560
Prepayment Of the outstanding principal and interest																																$ 10,360
Prepayment Of the outstanding principal and interest Percent																																5.00%
Common stock issued in exchange											2,600,000
Notes payable principal balance											$ 6,000
Par value of shares issued on conversion											2,600
Offset to additional paid in capital											$ 4,621
Conversion option liability																																						$ 215,080
Gain on conversion																																								$ 17,572
Conversion price																																						$ 0.00067																																			$ 0.30
Notes payable, net of original issue discount																																																																									$ 50,000
Other income (expense)																																								$ 25,272
Stock Issued During Period, Shares, Conversion of Convertible Securities														2,498,971																	1,000,000
Convertible secured promissory notes payable														$ 24,002														16,802											$ 80,000				80,000	16,802
Put premium liability reclassified to additional paid in capital																												4,690																4,690
First note principal amount																												6,000																6,000
First note accured interest																																																														$ 2,648
June 29, 2022 through July 11, 2022
Accrued interest notes payable								$ 2,200
Common stock, par value								$ 0.001
Accrued interest related party						$ 79,656																																				14,687		10,529
Debt Conversion Converted Instrument Shares Issued								4,144,927
Debt instrument converted principal amount								$ 55,000
Interest Expense																																					802
Lender 11 [Member] | January 13, 2022 [Member]
Common stock, par value																																																														$ 0.001
Debt instrument converted principal amount																																										$ 6,170		$ 6,170
Debt instrument converted shares																																										1,348,348		1,348,348
Eight Third Parties [Member]
Principal amount																																												$ 232,300
Lender [Member]
Common stock, par value														$ 0.001
Promissory principal amount																																												11,517
Promissory balance																																												$ 138,483
Lender [Member] | January 13, 2022 [Member]
Debt instrument converted shares																																												1,348,348
Convertible secured promissory note																												100,000																$ 100,000
Convertible secured promissory notes payable																												$ 100,000																$ 100,000
Lender [Member] | July 21, 2021 [Member]
Notes payable																																	55,000
Lender [Member] | From September 17, 2021 through September 27, 2021 [Member] | Convertible Unsecured Promissory Note [Member]
Debt instrument converted shares																																												4,659,872
Lender [Member] | January 28, 2022 [Member]
Common stock, par value																												$ 0.001																$ 0.001
Convertible redeemable promissory note face value																												$ 80,000																$ 80,000
Lender [Member] | July 31, 2021 [Member]
Notes payable																																	55,000
Requested repayment																																	55,000
Binomial Lattice Pricing Model [Member]
Interest expense																																															$ 33,698
Accrued interest																												$ 62,474																$ 62,474		$ 28,776	$ 28,776
Stock Price																												$ 0.023																$ 0.023		$ 0.023	$ 0.023
Discount rate																																													1.00%
Conversion price																												$ 0.0125																$ 0.0125		$ 0.0131	$ 0.0131
Conversion option liability to additional paid in capital																																															$ 208,503
Gain (loss) from change in fair value of conversion option liability																																												$ 10,995
Conversion option liability																												$ 405,757																405,757
Note Payable [Member]
Interest expense																																												$ 5,500			$ 4,645
Notes payable																																	$ 55,000																																		$ 30,000
Repaid												$ 5,000
Accrued interest related party																																										$ 7,067
Interest rate																																																																					10.00%
Expected term																																												3 months		3 months	9 years
Note Payable [Member] | Sep 01, 2022 [Member]
Interest expense																																					518					518
Put premium balance																																					$ 17,335					17,335
Principal amount, conversion																																										$ 5,000
Debt instrument converted principal amount																								$ 55,000
Interest rate																																					10.00%					10.00%
Net proceeds from the issuance of note payable																																										$ 25,000
Face value note payable																																					$ 30,000					$ 30,000
Debt instrument, interest rate per annum																																					22.00%					22.00%
Note payable																																					$ 30,000					$ 30,000
Note payable (OID)																																					5,000					5,000
Debt extinguishment amount																																										30,000
Principal balance, amount																																					26,003					26,003									$ 3,997
Principal balance, interest amount																																										1,003
Convertible unsecured promissory note																																					30,000					30,000
Payment to lender																																										50,000
Put premium liability amount to offset interest expense																																																					$ 20,000
Common stock purchase agreement, amount																																					2,500,000					2,500,000
Promissory note repayments, amount																																										5,000
Repaid note payable																																										5,000
Debt discount to interest expense																																										1,703
Cash advances amount																																					45,000					45,000
Note Payable One [Member]
Interest expense																																												$ 2,415			$ 2,500
Convertible Unsecured Promissory Note May 2, 2019 [Member]
Interest expense																																												1,079			$ 1,709
Fixed monetary amount																												166,667																166,667
Proceeds from issuance of convertible promissory notes																																												85,450
Debt issue costs																																												12,400
Debt instrument, interest rate per annum																																																																		24.00%
Convertible redeemable promissory note face value																												100,000																100,000
Convertible principal divided																												$ 100,000																$ 100,000
Convertible Unsecured Promissory Note May 8, 2019 [Member]
Debt instrument converted principal amount																																									150,000
Accrued interest																																												12.00%
Interest rate																												24.00%																24.00%
Debt instrument converted shares																																												1,500,000
Convertible Secured Note Payable [Member] | November 24, 2021 [Member]
Interest expense																																												$ 16,259
Debt discount balance																																												203,695
Notes issued to lender description																																the Company issued the lender two warrants, (1) non-cancellable three (3) year term to acquire 10,000,000 shares of common stock of the Company at an exercise price of $0.035 per share and (2) cancellable five (5) year term to acquire 15,000,000 shares of common stock of the Company at an exercise price of $0.030 per share. The 15,000,000 five (5) year warrant is cancellable if the Company repays the Note prior to maturity. Additionally, the Company issued the lender’s broker representative a warrant with a five (5) year term to acquire 540,000 shares of common stock of the Company at an exercise price of $0.042 per share
Accrued interest																												$ 16,259									0					0		$ 16,259
Common stock, par value														$ 0.001														$ 0.001																$ 0.001
Convertible promissory note principal amount																																												$ 315,000
Anti-dilution provision of warrants at incremental fair value, amount																																					61,592					61,592
Amortization and conversions of the debt discounts to interest expense																																										115,200
Interest expense, other																																					79,101					85,201
Debt conversion, description					The conversion price is $0.0007 per share and conversion is not permitted for a minimum of six (6) months from the closing date of the Note and the Company will ensure that common stock is reserved for issuance on a 1.5 to 1 basis. If an Event of Default exists at any time after the Issue Date hereof, but prior to the Conversion Date has existed, the Company shall pay to the lender an amount equal to the principal amount then outstanding plus accrued interest (including any default interest) multiplied by 125%.																											conversion price is $0.0058 per share and conversion is not permitted for a minimum of six (6) months from the closing date of the Note and the Company will ensure that common stock is reserved for issuance on a 1.5 to 1 basis. If an Event of Default exists at any time after the Issue Date hereof, but prior to the Conversion Date has existed, the Company shall pay to the lender an amount equal to the principal amount then outstanding plus accrued interest (including any default interest) multiplied by 125
Debt issue costs																																$ 27,680										27,680		27,680
Default interest, debt																																					79,656					79,656
Converted accrued interest																												$ 0									21,804					21,804		0
Proceeds from common stock shares																																												255,820
Issuance note after payment																																												31,500
Administrative fees																																												$ 1,750
Convertible secured promissory note																																315,000
Convertible redeemable promissory note face value																																$ 315,000
Stock Issued During Period, Shares, Conversion of Convertible Securities														2,498,971																	1,000,000								51,235,918	51,235,918
First note principal amount																																																																$ 221,380
Warrant exercise Price														$ 0.0058																		$ 0.008																															$ 0.0058
Expected term																																5 days
Lender received																																										133,333
Convertible Secured Note Payable [Member] | November 24, 2021 [Member] | Warrant 1 [Member]
Common stock shares																												10,000,000																10,000,000
Convertible Secured Note Payable [Member] | November 24, 2021 [Member] | Warrant 2 [Member]
Interest expense																																								$ 630
Accrued interest																																					$ 16,259					$ 16,259
Common stock shares																												15,000,000																15,000,000
Convertible Unsecured Promissory Note December 5, 2019 [Member]
Interest rate																24.00%
Convertible Secured Note Payable 1 [Member]
Accrued interest																												$ 76,367																$ 76,367
Convertible Unsecured Promissory Note May 8, 2019 2[Member]
Convertible promissory note principal amount																																												150,000
Additional paid in capital																												$ 24,960																$ 24,960
Interest rate																																												12.00%
Expected term																																												3 years
Volatility1																																												383.00%
Secured promissory notes [Member]
Interest rate															10.00%	8.00%																			8.00%									22.00%			10.00%
Debt issue costs																																			$ 5,500
Convertible redeemable promissory note face value																																			$ 70,000
Convertible Unsecured Promissory Notes May 8, 2019 [Member]
Stock Price																																					$ 0.0008					$ 0.0008
Debt instrument converted principal amount																																									$ 150,000
Accrued interest																																										12.00%
Interest rate																												24.00%																24.00%
Interest Expense																																					$ 8,494		$ 8,494			$ 25,481	25,481
Debt instrument converted shares																																										1,500,000
Expected term																																										6 hours
Expected Volatility																																					223.00%					223.00%
Discount rate																																					4.58%					4.58%
Accrued interest, amount																												$ 62,474									$ 87,955					$ 87,955		$ 62,474
Exercise price of warrants																	$ 0.10
Liability of option conversion																																										$ 28,250				$ 446,862
conversion price, per share amount																																					$ 0.0005					$ 0.0005
Convertible Secured Notes Payable 1 [Member]
Accrued interest																																						$ 76,367
Outstanding debt balance																												550,000																550,000
Convertible Unsecured Promissory Note - June 29, 2022 [Member]
Interest expense																																					$ 2,932					$ 7,479
Convertible Unsecured Promissory Note - July 13, 2022 [Member]
Accrued interest																																							13,479				13,479
Convertible Unsecured Promissory Note - July 15, 2022 [Member]
Debt discount balance																																										1,356
Amortization of stock debt discount, amount																																					756					1,644
Convertible Secured Promissory Note - May 9, 2016 [Member]
Accrued interest notes payable																																										76,367
Convertible Secured Promissory Note - May 17, 2018 [Member]
Interest expense																																							$ 1,088			2,287	$ 5,950
Accrued interest																												$ 44,806									47,093					47,093		$ 44,806
Convertible Secured Promissory Note - April 18, 2022. [Member]
Interest expense																																					16,883					51,229
Accrued interest																																					1,841					1,841
Net, converted interest																																					$ 37,375					$ 37,375
Common stock, price per share																																					$ 0.00045					$ 0.00045
Anti-dilution provision of warrants at incremental fair value, amount																																					$ 524,364					$ 524,364
Convertible Secured Promissory Note - May 23, 2022 [Member]
Interest expense																																					16,595					46,237
Accrued interest																																					3,800					3,800
Net, converted interest																																					42,437					42,437
Amortization of stock debt discount, amount																																					$ 92,302					161,529
Debt discount balance																																										$ 162,688
Common stock, par value																						$ 0.001
Common stock, price per share																																					$ 0.00045					$ 0.00045
Anti-dilution provision of warrants at incremental fair value, amount																																					$ 524,716					$ 524,716
Minimum [Member]
Exercise price																																					$ 0.03					$ 0.03
Stock Price																																					$ 0.0016					$ 0.0016